Lease (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
The Amounts Recognized In The Consolidated Statement Of Financial Position	Amounts recognized in the consolidated statements of financial position related to lease as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Right-of-use property and equipment:*
Real estate	￦	544,075	￦	557,122
Vehicles		18,416		20,281
Others		13,556		7,138

		576,047		584,541

Right-of-use intangible assets*		3,614		2,602

	￦	579,661	￦	587,143

Lease liabilities *	￦	578,808	￦	592,697

*	Included in property and equipment, intangible assets, and other liabilities.
Amounts recognized in the consolidated statements of comprehensive income related to lease for the years ended December 31, 2021 and 2022, are as follows:

	2021		2022
	(In millions of Korean won)
Depreciation and amortization of right-of-use assets:
Real estate	￦	262,240	￦	271,703
Vehicles		17,796		17,661
Others		8,944		7,145
Intangible assets		1,012		1,012

	￦	289,992	￦	297,521

Interest expenses on the lease liabilities	￦	14,678	￦	17,849
Expense relating to short-term lease		5,920		4,388
Expense relating to lease of low-value assets that are not short-term lease		8,434		10,089
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		262		3
Total cash outflows for lease for the years ended December 31, 2021 and 2022 are ￦ 267,864 million and ￦ 272,050 million, respectively.

Details Of The Finance Lease As A Finance Lessee
16.2 The Group as a Lessor
16.2.1 The Group as a finance lessor
16.2.1.1 Gross investment in the lease and present value of minimum lease payments as of December 31, 2021 and 2022, are as follows:

	December 31, 2021				December 31, 2022
	Gross investment in the lease		Present value of minimum lease payments		Gross investment in the lease		Present value of minimum lease payments
	(In millions of Korean won)
Up to 1 year	￦	559,569	￦	379,439	￦	509,316	￦	363,085
1-5 years		808,256		540,219		679,773		516,701
Over 5 years		—		—		10,166		10,167

	￦	1,367,825	￦	919,658	￦	1,199,255	￦	889,953

16.2.1.2 Unearned finance income on finance lease as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Gross investment in the lease	￦	1,367,825	￦	1,199,255
Net investment in the lease:
Present value of minimum lease payments		919,658		889,953
Present value of unguaranteed residual value		349,478		232,047

		1,269,136		1,122,000

Unearned finance income	￦	98,689	￦	77,255

16.2.2 The Group as an operating lessor
Future minimum lease payments to be received from the
non-cancellable
lease contracts as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Minimum lease payments to be received:
Up to 1 year	￦	918,640	￦	919,299
1-5 years		1,797,551		1,576,352
Over 5 years		299,984		227,946

	￦	3,016,175	￦	2,723,597